                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sankaty Advisors, LLC
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number:   028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan S. Lavine
Title:  Manager
Phone:  (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Jonathan S. Lavine          Boston, MA                 5/15/09
  ----------------------   ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    ----
28-
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

             Number of Other Included Managers:                 0

             Form 13F Information Table Entry Total:            8

             Form 13F Information Table Value Total:  $    10,802
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.                Form 13F File Number                 Name

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                            Sankaty Advisors, LLC.
                   Form 13F Information Table as of 03/31/09

Column 1                          Column 2    Column 3  Column 4  Column 5  Column 6  Column 7     Column 8

                                                                   Value   Investment  Other   Voting Authority
Name of Issuer                 Title of Class  Cusip     Shares   (x$1000) Discretion Managers Sole Shared None
ARMSTRONG WORLD INDS INC NEW        COM       04247X102   144,234  $1,588    (OTHER)                        X
ATLAS AIR WORLDWIDE HLDGS IN      COM NEW     049164205    31,486  $  546    (OTHER)                        X
DDI CORP                       COM 0.0001 NEW 233162502 1,754,062  $5,403    (OTHER)                        X
QUALITY DISTR INC FLA               COM       74756M102    15,753  $   31    (OTHER)                        X
ROGERS COMMUNICATIONS INC           CL B      775109200    31,876  $  926    (OTHER)                        X
SMTC CORP                         COM NEW     832682207    77,160  $   32    (OTHER)                        X
VALASSIS COMMUNICATIONS INC         COM       918866104   763,000  $1,198    (OTHER)                        X
VONAGE HLDGS CORP                   COM       92886T201 2,695,824  $1,078    (OTHER)                        X